OTHER LONG-TERM LIABILITIES - Other Long-term Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
OTHER LONG-TERM LIABILITIES
Provision for retirement indemnities (Japan & France), less current portion	€ 2,273	€ 2,167
Provision for employee termination indemnities (Korea) less current portion	69	56
Provision for Asset Retirement Obligation (Japan) less current portion	113	117
Provision for warranty costs, less current portion	106	110
Conditional government advances, less current portion	1,097	1,071
Accrued interest less current portion	62	46
Total	€ 3,720	€ 3,567